UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series

Global SmallCap Portfolio

High Income Portfolio

Mid Cap Value Opportunities Portfolio

U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 3.6%
Cochlear Ltd.	7,400	$569,228
iSOFT Group Ltd. (a)	2,167,600	151,364
Karoon Gas Australia Ltd. (a)	40,700	305,224
Metcash Ltd.	129,200	541,900
Mount Gibson Iron Ltd. (a)	307,200	650,519
Myer Holdings Ltd.	174,000	632,686
Oil Search Limited	123,700	821,925
Paladin Energy Ltd. (a)	177,300	887,075
Sigma Pharmaceuticals Ltd. (a)	666,000	297,199

		4,857,120

Austria — 0.6%
Schoeller-Bleckmann Oilfield Equipment AG	10,500	860,935

Bermuda — 1.3%
Golar LNG Ltd.	32,700	570,615
Lazard Ltd., Class A	26,120	1,089,726
Ship Finance International Ltd.	8,200	164,082

		1,824,423

Brazil — 1.1%
Anhanguera Educacional Participacoes SA	23,900	506,833
Porto Seguro SA	9,600	149,735
Santos Brasil Participacoes SA	59,700	886,394

		1,542,962

Canada — 5.5%
Cathedral Energy Services Ltd.	94,800	937,255
Consolidated Thompson Iron Mines Ltd. (a)	65,500	1,126,389
DiagnoCure, Inc. (a)	510,750	581,470
Dollarama, Inc. (a)	31,000	883,857
Eastern Platinum Ltd. (a)	347,300	554,931
Eldorado Gold Corp.	48,700	782,526
Lundin Mining Corp. (a)	114,400	819,142
Paramount Resources Ltd. (a)	14,600	450,094
Quadra FNX Mining Ltd. (a)	62,700	845,309
SouthGobi Energy Resources Ltd. (a)	35,400	501,858

		7,482,831

China — 1.3%
Parkson Retail Group Ltd.	273,700	468,156
Shenzhen Expressway Co., Ltd.	955,100	571,123
WuXi PharmaTech Cayman, Inc. - ADR (a)	41,700	711,402

		1,750,681

Cyprus — 0.3%
Songa Offshore SE (a)	62,500	344,198

Common Stocks	Shares	Value

Denmark — 0.3%
Topdanmark A/S (a)	3,300	$476,618

Finland — 1.4%
Pohjola Bank Plc	62,500	833,542
Ramirent Oyj	75,250	1,040,305

		1,873,847

France — 2.1%
Bonduelle SA	7,300	691,616
Eurofins Scientific SA	8,600	575,783
GameLoft (a)	85,900	581,030
Ingenico	27,100	1,005,787

		2,854,216

Germany — 4.9%
Asian Bamboo AG	9,700	517,889
Deutsche Euroshop AG	26,030	981,143
GEA Group AG	37,950	1,082,082
Gerresheimer AG (a)	22,100	915,425
Paion AG (a)	62,350	191,221
Rheinmetall AG	19,250	1,650,491
Salzgitter AG	5,800	470,172
Symrise AG	31,400	889,710

		6,698,133

Hong Kong — 1.5%
City Telecom (HK) Ltd. - ADR	11,000	153,890
Clear Media Ltd. (a)	459,000	298,478
Midland Holdings Ltd.	100	81
Ming Fai International Holdings Ltd.	860,300	310,820
Ports Design Ltd.	227,800	628,597
Techtronic Industries Co.	557,000	695,188

		2,087,054

India — 1.9%
Apollo Tyres Ltd.	110,000	123,255
Aurobindo Pharma Ltd.	22,400	580,429
Container Corp. of India	17,700	464,882
The Great Eastern Shipping Co. Ltd.	38,900	260,718
PTC India Ltd.	302,800	676,606
United Phosphorus Ltd.	148,400	442,239

		2,548,129

Ireland — 1.3%
Ryanair Holdings Plc - ADR	35,600	1,087,936
XL Group Plc	28,300	648,636

		1,736,572

Israel — 0.7%
NICE Systems Ltd. - ADR (a)	28,900	945,608

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Italy — 0.5%
DiaSorin SpA	13,000	$622,207

Japan — 3.2%
Asics Corp.	49,250	655,661
Don Quijote Co., Ltd.	21,400	691,028
Hisaka Works Ltd.	33,800	479,704
JSR Corp.	29,700	612,342
Koito Manufacturing Co., Ltd.	20,100	347,969
Kureha Chemical Industry Co., Ltd.	150,800	885,033
NGK Insulators Ltd.	23,600	398,726
Takara Holdings, Inc.	56,500	335,533

		4,405,996

Malaysia — 0.5%
AirAsia Bhd (a)	774,950	699,812

Netherlands — 0.6%
InterXion Holding NV (a)	30,500	430,050
TomTom NV (a)	41,200	407,011

		837,061

Norway — 0.5%
Subsea 7 SA	29,700	725,360

Singapore — 2.9%
Avago Technologies Ltd.	37,200	1,068,012
Cityspring Infrastructure Trust	1,799,000	794,713
Keppel Land Ltd.	272,200	959,688
Straits Asia Resources Ltd.	354,100	725,316
Wing Tai Holdings Ltd.	324,800	418,200

		3,965,929

South Africa — 0.4%
African Bank Investments Ltd.	116,000	589,939

South Korea — 0.9%
Dongbu Insurance Co., Ltd.	19,700	799,979
Kangwon Land, Inc. (a)	17,441	404,812

		1,204,791

Spain — 0.5%
Laboratorios Farmaceuticos Rovi SA	104,500	703,935

Switzerland — 5.1%
Actelion Ltd. (a)	14,200	767,913
Addex Pharmaceuticals Ltd. (a)	11,700	141,292
Aryzta AG	23,800	1,046,375
Basilea Pharmaceutica (a)	1,400	107,974
Clariant AG (a)	23,200	409,980
Foster Wheeler AG (a)	26,150	962,582
Lindt & Spruengli AG ‘R’	26	759,731
Rieter Holding AG (a)	1,431	541,941
Straumann Holding AG, Registered Shares	1,100	269,578
Sulzer AG	7,800	1,078,744
Vontobel Holding AG	21,900	846,167

		6,932,277

Taiwan — 0.9%
D-Link Corp.	597,000	633,037
Lite-On Technology Corp.	444,334	602,701

		1,235,738

Common Stocks	Shares	Value

Thailand — 0.5%
Bank of Ayudhya PCL	17,700	$14,093
Bank of Ayudhya PCL - DDR	416,300	331,477
Mermaid Maritime PCL (a)	865,260	276,272

		621,842

United Arab Emirates — 0.5%
Polarcus Ltd. (a)	570,000	714,735

United Kingdom — 6.6%
Afren Plc (a)	434,400	1,009,539
Britvic Plc	40,500	291,097
Charter International Plc	73,900	956,038
Close Brothers Group Plc	42,900	582,367
Domino’s Pizza UK & IRL Plc	23,200	200,666
EasyJet Plc (a)	87,250	530,219
F&C Asset Management Plc	438,400	605,341
G4S Plc	179,800	774,096
GKN Plc	116,900	377,590
Halfords Group Plc	101,850	662,855
Hikma Pharmaceuticals Plc	15,600	200,875
Inchcape Plc (a)	96,960	576,846
Intertek Group Plc	27,500	765,116
John Wood Group Plc	7,800	68,226
Rexam Plc	166,490	910,395
Synergy Health Plc	29,800	423,180
Velti Plc (a)	6,900	98,118

		9,032,564

United States — 46.2%
Abercrombie & Fitch Co., Class A	1,300	65,533
Adtran, Inc.	20,700	851,391
Advanced Energy Industries, Inc. (a)	21,800	336,701
Aegerion Pharmaceuticals, Inc. (a)	19,800	235,620
Alpha Natural Resources, Inc. (a)	16,600	891,918
Aqua America, Inc.	34,900	806,888
Arch Coal, Inc.	15,700	537,725
Ariba, Inc. (a)	33,100	929,779
Arris Group, Inc. (a)	80,200	1,000,896
Autoliv, Inc.	9,300	714,240
BMC Software, Inc. (a)	20,500	977,850
Bill Barrett Corp. (a)	21,800	893,364
BioMarin Pharmaceuticals, Inc. (a)	32,200	818,524
Blackboard, Inc. (a)	22,800	886,008
BorgWarner, Inc. (a)	9,075	611,655
Brocade Communications Systems, Inc. (a)	108,100	609,684
Brown & Brown, Inc.	36,300	898,788
CB Richard Ellis Group, Inc. (a)	46,100	1,022,959
Cadence Design Systems, Inc. (a)	61,050	529,914
Camden Property Trust	10,900	604,187
CardioNet, Inc. (a)	24,000	104,400
Celanese Corp., Series A	28,000	1,161,720
Cepheid, Inc. (a)	29,100	691,416
Checkpoint Systems, Inc. (a)	41,100	849,537
Cliffs Natural Resources, Inc.	8,000	683,680
ComScore, Inc. (a)	18,950	454,042
Corporate Office Properties Trust	11,800	431,290
Covanta Holding Corp.	33,150	560,898
Coventry Health Care, Inc. (a)	35,700	1,069,929
Cullen/Frost Bankers, Inc.	12,800	739,584
DSP Group, Inc. (a)	89,800	672,602

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Developers Diversified Realty Corp.	48,000	$652,800
Discover Financial Services, Inc.	45,500	936,845
Drew Industries, Inc.	24,000	566,880
East-West Bancorp, Inc.	19,900	432,029
Electronic Arts, Inc. (a)	50,900	793,531
Electronics for Imaging, Inc. (a)	26,200	392,476
FTI Consulting, Inc. (a)	7,450	271,702
Foot Locker, Inc.	39,000	696,540
The Fresh Market, Inc. (a)	1,200	44,124
Frontier Oil Corp. (a)	30,600	636,480
Furiex Pharmaceuticals, Inc. (a)	1	17
Guess?, Inc.	22,350	956,133
Health Net, Inc. (a)	13,900	396,567
Home Properties, Inc.	8,600	478,848
IDEX Corp.	28,200	1,118,412
IPC The Hospitalist Co., Inc. (a)	20,600	764,878
Intersil Corp., Class A	34,600	523,152
j2 Global Communications, Inc. (a)	36,400	1,004,640
JDS Uniphase Corp. (a)	61,800	1,048,746
LKQ Corp. (a)	37,100	896,336
Landstar System, Inc.	18,600	770,598
MSCI, Inc. (a)	20,800	711,984
The Macerich Co.	8,958	435,896
Manpower, Inc.	9,700	626,329
Maxim Integrated Products, Inc.	25,100	648,082
Meadowbrook Insurance Group, Inc.	85,100	807,599
Mentor Graphics Corp. (a)	71,500	910,552
Molex, Inc.	36,200	946,630
New York Community Bancorp, Inc.	18,200	333,424
Nordson Corp.	9,200	849,252
Northeast Utilities, Inc.	25,500	839,460
Nuance Communications, Inc. (a)	60,200	1,223,866
Oasis Petroleum, Inc. (a)	32,500	1,039,025
Omnicare, Inc.	13,200	342,144
PMC-Sierra, Inc. (a)	76,600	599,012
Packaging Corp. of America	32,800	926,600
PartnerRe Ltd.	8,300	679,604
Patterson-UTI Energy, Inc.	34,600	807,564
People’s United Financial, Inc.	29,500	380,845
PetroHawk Energy Corp. (a)	20,500	411,025
Pharmaceutical Product Development, Inc.	37,100	1,081,094
Phillips-Van Heusen Corp.	12,200	712,114
Polycom, Inc. (a)	6,850	300,373
QLogic Corp. (a)	52,900	942,149
Radiant Systems, Inc. (a)	48,600	886,950
Regis Corp.	29,350	491,906
SVB Financial Group (a)	16,200	850,014
SemiLeds Corp. (a)	5,500	99,440
Silgan Holdings, Inc.	19,200	716,736
Steel Dynamics, Inc.	29,000	527,800
Stratasys, Inc. (a)	18,250	602,797
Superior Energy Services, Inc. (a)	10,900	382,808
Support.com Inc. (a)	130,250	721,585
Tanger Factory Outlet Centers, Inc.	13,100	342,041
Terex Corp. (a)	29,200	946,956
Timken Co.	26,900	1,264,838
Urban Outfitters, Inc. (a)	24,700	835,354
VeriFone Systems, Inc. (a)	3,300	131,802
The Warnaco Group, Inc. (a)	12,950	661,486

Common Stocks	Shares	Value

United States (concluded)
Watsco, Inc.	4,200	$263,424
Whiting Petroleum Corp. (a)	1,800	227,304
Winnebago Industries, Inc. (a)	29,850	444,765
Wright Medical Group, Inc. (a)	25,800	383,388
Zoran Corp. (a)	91,350	866,911

		63,227,384

Total Long-Term Investments (Cost – $101,378,207) – 97.6%		133,402,897

Short-Term Securities	Par (000)

Time Deposits — 2.3%

Brown Brothers Harriman & Co., 0.14%, 2/01/2011	$3,220	3,219,928

Total Short-Term Securities (Cost – $3,219,928) – 2.3%		3,219,928

Total Investments (Cost – $104,598,135*) – 99.9%		136,622,825

Other Assets Less Liabilities – 0.1%		111,762

Net Assets – 100.0%		$136,734,587

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$108,614,768

Gross unrealized appreciation	$31,027,931
Gross unrealized depreciation	(3,019,874)

Net unrealized appreciation	$28,008,057

(a)	Non-income producing security.
•	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2010	Net Activity	Beneficial Interest Held at January 31, 2011	Income

BlackRock Liquidity Series, Money Market, Series	$825,000	$(825,000)	—	$255

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	3

Schedule of Investments (continued)	Global SmallCap Portfolio

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	82,819	USD	49,429	Brown Brothers Harriman & Co.	2/01/11	$254
CAD	30,586	USD	30,652	State Street Global Markets	2/01/11	(108)
CHF	169,608	USD	179,475	State Street Global Markets	2/01/11	194
HKD	294,702	USD	37,828	State Street Global Markets	2/01/11	(30)
JPY	15,461,635	USD	186,629	State Street Global Markets	2/01/11	1,744
NOK	593,964	USD	102,692	State Street Global Markets	2/01/11	152
USD	44,003	INR	2,016,222	Brown Brothers Harriman & Co.	2/01/11	86
USD	7,302	SGD	9,343	State Street Global Markets	2/01/11	(2)
BRL	130,110	USD	77,331	Brown Brothers Harriman & Co.	2/02/11	721
CAD	49,608	USD	49,656	State Street Global Markets	2/02/11	(116)
CHF	70,394	USD	74,751	State Street Global Markets	2/02/11	(181)
EUR	34,533	USD	47,010	State Street Global Markets	2/02/11	270
JPY	8,096,703	USD	98,329	State Street Global Markets	2/02/11	315
USD	23,023	JPY	1,895,752	State Street Global Markets	2/02/11	(74)
USD	6,717	SGD	8,624	State Street Global Markets	2/02/11	(24)
BRL	72,346	USD	43,451	Brown Brothers Harriman & Co.	2/03/11	(61)
CHF	53,742	USD	56,900	State Street Global Markets	2/03/11	30
JPY	11,084,665	USD	135,382	State Street Global Markets	2/03/11	(333)
USD	216,605	AUD	217,411	State Street Global Markets	2/03/11	(29)
USD	83,441	CHF	88,327	State Street Global Markets	2/03/11	(65)
USD	66,094	EUR	48,360	State Street Global Markets	2/03/11	(117)
USD	273,490	GBP	170,845	State Street Global Markets	2/03/11	(176)
USD	40,976	JPY	3,355,004	State Street Global Markets	2/03/11	101
USD	18,639	SGD	23,873	State Street Global Markets	2/07/11	(22)

Total						$2,529

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	Global SmallCap Portfolio

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	$887,075	$3,970,045	—	$4,857,120
Austria	—	860,935	—	860,935
Bermuda	1,824,423	—	—	1,824,423
Brazil	1,542,962	—	—	1,542,962
Canada	6,980,973	501,858	—	7,482,831
China	711,402	1,039,279	—	1,750,681
Cyprus	—	344,198	—	344,198
Denmark	—	476,618	—	476,618
Finland	—	1,873,847	—	1,873,847
France	575,783	2,278,433	—	2,854,216
Germany	191,221	6,506,912	—	6,698,133
Hong Kong	452,368	1,634,686	—	2,087,054
India	—	1,967,700	$580,429	2,548,129
Ireland	1,736,572	—	—	1,736,572
Israel	945,608	—	—	945,608
Italy	—	622,207	—	622,207
Japan	—	4,405,996	—	4,405,996
Malaysia	—	699,812	—	699,812
Netherlands	430,050	407,011	—	837,061
Norway	—	725,360	—	725,360
Singapore	1,068,012	2,897,917	—	3,965,929
South Africa	—	589,939	—	589,939
South Korea	—	1,204,791	—	1,204,791
Spain	—	703,935	—	703,935
Switzerland	1,871,787	5,060,490	—	6,932,277
Taiwan	—	1,235,738	—	1,235,738
Thailand	345,570	276,272	—	621,842
United Arab Emirates	714,735	—	—	714,735
United Kingdom	98,118	8,934,446	—	9,032,564
United States	63,227,384	—	—	63,227,384
Short-Term Securities:
Time Deposits	—	3,219,928	—	3,219,928

Total	$83,604,043	$52,438,353	$580,429	$136,622,825

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$3,867	—	$3,867
Liabilities:
Foreign currency exchange contracts	—	(1,338)	—	(1,338)

Total	—	$2,529	—	$2,529

[1]	Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	5

Schedule of Investments (continued)	Global SmallCap Portfolio

The following is a reconciliation of investments for unobservable inputs (Level 3) used to determine fair value:

Common Stocks

Assets:
Balance, as of April 30, 2010	—
Accrued discounts/premiums	—
Net realized gain (loss)	$41,960
Net change in unrealized appreciation/ depreciation[3]	95,787
Purchases	735,373
Sales	(292,691)
Transfers in4	—
Transfers out[4]	—

Balance, as of January 31, 2011	$580,429

[3]	The change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $95,787.
[4]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	High Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value

Chemicals — 0.0%
LyondellBasell Industries NV, Class A		1,060	$38,097

Commercial Banks — 0.1%
CIT Group, Inc.		2,671	127,380

Construction Materials — 0.0%
Nortek, Inc.		490	18,596

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		172	507

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.		43,685	150,510
Ainsworth Lumber Co. Ltd. (b)		50,148	172,777

			323,287

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp., Class B		291	3,841

Software — 0.1%
Bankruptcy Management Solutions, Inc.		167	585
HMH Holdings/EduMedia		26,653	133,266

			133,851

Wireless Telecommunication Services — 0.1%
FiberTower Corp.		26,789	99,119

Total Common Stocks – 0.6%			744,678

Corporate Bonds	Par (000)

Aerospace & Defense — 0.2%
DynCorp International, Inc., 10.38%, 7/01/17 (b)	USD	45	46,462
GeoEye, Inc., 9.63%, 10/01/15		50	56,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		160	178,600

			281,562

Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		246	245,650
Series 2, 12.38%, 10/08/15		248	247,987

			493,637

Airlines — 0.8%
Air Canada, 9.25%, 8/01/15 (b)		350	372,750
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		189	207,368
United Air Lines, Inc., 12.75%, 7/15/12		297	334,275

			914,393

Corporate Bonds	Par (000)		Value

Auto Components — 1.1%
Allison Transmission, Inc. (b):
11.00%, 11/01/15	USD	130	$142,350
11.25%, 11/01/15 (c)		63	68,670
Dana Holding Corp.:
6.50%, 2/15/19		40	40,700
6.75%, 2/15/21		80	81,200
Delphi International Holdings Unsecured, 12.00%, 10/06/14		18	18,629
Exide Technologies, 8.63%, 2/01/18 (b)		150	158,063
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(d)(e)		135	129,600
8.00%, 1/15/18		625	642,187

			1,281,399

Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		86	92,880
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	80	115,830

			208,710

Biotechnology — 0.3%
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (d)	USD	130	116,837
QHP Pharma, 10.25%, 3/15/15 (b)		180	181,953

			298,790

Building Products — 1.3%
Associated Materials LLC, 9.13%, 11/01/17 (b)		180	193,500
Building Materials Corp. of America (b):
6.88%, 8/15/18		135	137,025
7.00%, 2/15/20		140	147,000
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		65	70,363
9.00%, 1/15/21 (b)		540	575,100
Ply Gem Industries, Inc., 11.75%, 6/15/13		415	443,531

			1,566,519

Capital Markets — 0.7%
American Capital Ltd., 7.96%, 12/31/13		180	184,838
E*Trade Financial Corp., Series A, 8/31/19 (d)(f)		254	406,718
KKR Group Finance Co., 6.38%, 9/29/20 (b)		240	240,746

			832,302

Chemicals — 3.3%
American Pacific Corp., 9.00%, 2/01/15		180	176,400
CF Industries, Inc.:
6.88%, 5/01/18		185	203,037

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

FKA	Formerly Known As
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
CF Industries, Inc. (concluded):
7.13%, 5/01/20	USD	160	$177,800
Celanese US Holdings LLC, 6.63%, 10/15/18 (b)		225	234,562
Chemtura Corp., 7.88%, 9/01/18 (b)		175	186,813
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		60	66,225
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		175	188,562
9.00%, 11/15/20 (b)		180	192,150
Huntsman International LLC, 8.63%, 3/15/21 (b)		190	209,000
Ineos Finance Plc, 9.00%, 5/15/15 (b)		135	147,825
Koppers, Inc., 7.88%, 12/01/19		160	172,800
MacDermid, Inc., 9.50%, 4/15/17 (b)		260	277,550
NOVA Chemicals Corp., 8.63%, 11/01/19		220	243,100
Nalco Co.:
8.25%, 5/15/17		170	186,788
6.63%, 1/15/19 (b)		125	130,469
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		185	202,806
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		95	97,375
Polymer Group, Inc., 7.75%, 2/01/19 (b)		60	61,650
PolyOne Corp., 7.38%, 9/15/20		80	84,200
Rhodia SA, 6.88%, 9/15/20 (b)		200	204,000
Solutia, Inc., 8.75%, 11/01/17		205	226,269
TPC Group LLC, 8.25%, 10/01/17 (b)		125	132,969

			3,802,350

Commercial Banks — 2.6%
CIT Group, Inc.:
7.00%, 5/01/14		110	112,062
7.00%, 5/01/16		1,139	1,149,895
7.00%, 5/01/17 (g)		1,695	1,709,747
Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(h)		335	99,663

			3,071,367

Commercial Services & Supplies — 1.5%
ARAMARK Corp., 3.97%, 2/01/15 (e)		300	296,250
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		200	210,250
Casella Waste Systems, Inc., 7.75%, 2/15/19 (b)(i)		152	155,420
International Lease Finance Corp., 8.25%, 12/15/20		80	87,200
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		90	96,300
RSC Equipment Rental, Inc. (b):
10.00%, 7/15/17		300	340,500
8.25%, 2/01/21		230	235,175

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
West Corp. (b):
8.63%, 10/01/18	USD	155	$166,238
7.88%, 1/15/19		175	181,562

			1,768,895

Computers & Peripherals — 0.3%
EMC Corp., 1.75%, 12/01/13 (d)		190	307,800

Construction Materials — 0.9%
Nortek, Inc.:
11.00%, 12/01/13		532	567,434
10.00%, 12/01/18 (b)		450	472,500

			1,039,934

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		200	215,000
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		300	321,468

			536,468

Containers & Packaging — 3.4%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	260	363,989
Ball Corp.:
7.38%, 9/01/19	USD	60	64,725
6.75%, 9/15/20		85	89,675
Berry Plastics Corp.:
8.25%, 11/15/15		45	48,600
9.75%, 1/15/21 (b)		425	444,125
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	215	297,311
Cascades, Inc., 7.75%, 12/15/17 USD		195	202,800
Graham Packaging Co. LP, 8.25%, 10/01/18		95	101,056
Graphic Packaging International, Inc.:
9.50%, 6/15/17		440	487,300
7.88%, 10/01/18		150	159,000
Greif, Inc., 7.75%, 8/01/19		105	114,450
OI European Group BV, 6.88%, 3/31/17	EUR	120	170,870
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	USD	195	212,062
Pregis Corp., 12.38%, 10/15/13		230	229,425
Rock-Tenn Co., 9.25%, 3/15/16		65	71,338
Sealed Air Corp., 7.88%, 6/15/17		285	318,471
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	185	266,591
7.75%, 11/15/19		180	261,850

			3,903,638

Diversified Financial Services — 6.1%
Ally Financial, Inc.:
2.50%, 12/01/14 (e)	USD	395	376,341
6.25%, 12/01/17 (b)		390	402,675
8.00%, 3/15/20		520	587,600
7.50%, 9/15/20 (b)		630	686,700
8.00%, 11/01/31		695	785,350

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Ally Financial, Inc. (concluded):
8.00%, 11/01/31	USD	240	$272,607
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		160	171,200
FCE Bank Plc, 7.13%, 1/15/13	EUR	350	504,984
Leucadia National Corp.:
8.13%, 9/15/15	USD	475	522,500
7.13%, 3/15/17		180	187,200
Reynolds Group DL Escrow, Inc. (b):
7.75%, 10/15/16		300	316,500
7.75%, 10/15/16	EUR	100	143,761
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16		150	215,641
7.13%, 4/15/19	USD	220	227,150
9.00%, 4/15/19		855	897,750
6.88%, 2/15/21 (i)		155	156,356
8.25%, 2/15/21 (i)		200	201,750
Southern Star Central Corp., 6.75%, 3/01/16 (b)		180	181,800
Sunrise Communications Holdings SA, 8.50%, 12/31/18 (b)	EUR	100	145,130
Sunrise Communications International SA, 7.00%, 12/31/17 (b)		100	143,761

			7,126,756

Diversified Telecommunication Services — 1.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	495	486,337
Frontier Communications Corp.:
8.25%, 4/15/17		106	118,720
8.50%, 4/15/20		130	146,575
ITC Deltacom, Inc., 10.50%, 4/01/16		120	131,400
Level 3 Communications, Inc., 6.50%, 10/01/16 (d)		60	76,350
Level 3 Financing, Inc.:
5.50%, 11/01/14		150	151,875
8.75%, 2/15/17		300	287,250
Qwest Communications International, Inc., 8.00%, 10/01/15		200	216,500
tw telecom holdings, Inc., 8.00%, 3/01/18		120	128,700
Windstream Corp., 7.88%, 11/01/17		350	374,938

			2,118,645

Electric Utilities — 0.5%
Elwood Energy LLC, 8.16%, 7/05/26		100	99,740
IPALCO Enterprises, Inc.:
8.63%, 11/14/11		150	156,750
7.25%, 4/01/16 (b)		305	328,638

			585,128

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC:
11.50%, 10/12/15 (c)		170	180,200

Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments & Components (concluded)
CDW LLC (concluded):
8.00%, 12/15/18 (b)	USD	220	$228,800
NXP BV, 3.05%, 10/15/13 (e)		195	193,050

			602,050

Energy Equipment & Services — 1.1%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		95	97,613
Compagnie Generale de Geophysique-Veritas:
9.50%, 5/15/16		160	178,800
7.75%, 5/15/17		275	289,438
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		175	177,625
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		275	281,531
Inergy LP, 6.88%, 8/01/21 (b)(i)		75	75,656
Precision Drilling Corp., 6.63%, 11/15/20 (b)		35	36,181
Thermon Industries, Inc., 9.50%, 5/01/17		185	198,875

			1,335,719

Food & Staples Retailing — 0.4%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		125	123,438
BI-LO LLC, 9.25%, 2/15/19 (b)(i)		135	138,037
Rite Aid Corp., 9.75%, 6/12/16		180	200,700

			462,175

Food Products — 0.3%
B&G Foods, Inc., 7.63%, 1/15/18		80	84,800
Darling International, Inc., 8.50%, 12/15/18 (b)		95	102,600
Reddy Ice Corp., 11.25%, 3/15/15		150	155,625
Smithfield Foods, Inc., 10.00%, 7/15/14		30	35,287

			378,312

Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (b)(i)		120	120,000

Health Care Equipment & Supplies — 0.9%
DJO Finance LLC, 10.88%, 11/15/14		765	839,588
Hologic, Inc., 2.00%, 12/15/37 (d)(j)		205	196,031

			1,035,619

Health Care Providers & Services — 4.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)(i)		115	118,163
ConvaTec Healthcare E SA (b):
7.38%, 12/15/17	EUR	200	282,237
10.50%, 12/15/18	USD	200	212,750
DaVita, Inc., 6.38%, 11/01/18		150	151,125
Gentiva Health Services Inc., 11.50%, 9/01/18		315	351,619

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	3

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
HCA, Inc.:
8.50%, 4/15/19 (g)	USD	1,235	$1,377,025
7.88%, 2/15/20		490	535,937
7.25%, 9/15/20		215	230,050
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		130	131,625
Omnicare, Inc.:
6.13%, 6/01/13		63	63,315
6.88%, 12/15/15		175	181,125
7.75%, 6/01/20		280	294,000
3.75%, 12/15/25 (d)		45	51,525
Priory Group Ltd., 7.00%, 2/15/18	GBP	100	162,587
Tenet Healthcare Corp.:
9.00%, 5/01/15	USD	362	400,010
10.00%, 5/01/18		312	366,210
8.88%, 7/01/19		188	215,260

			5,124,563

Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	775,500
MedAssets, Inc., 8.00%, 11/15/18 (b)		65	67,275

			842,775

Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp., 9.13%, 12/01/18 (b)		235	244,987
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		1,480	1,343,100
CityCenter Holdings LLC, 7.63%, 1/15/16 (b)		135	138,037
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		400	418,000
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	141	201,016
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(b)(h)	USD	130	488
Little Traverse Bay Bands, 9.00%, 8/31/20 (b)		128	105,600
MGM Resorts International, 10.38%, 5/15/14		640	724,800
Scientific Games Corp., 8.13%, 9/15/18 (b)		65	65,975
Travelport LLC:
9.88%, 9/01/14		70	68,775
9.00%, 3/01/16		40	37,700
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		25	13
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		206	113,300

			3,461,791

Household Durables — 2.8%
American Standard Americas, 10.75%, 1/15/16 (b)		150	157,500
Ashton Woods USA LLC, 6/30/15 (b)(k)		387	213,070

Corporate Bonds	Par (000)		Value

Household Durables (concluded)
Beazer Homes USA, Inc.:
8.13%, 6/15/16	USD	45	$45,169
12.00%, 10/15/17		485	566,237
Beazer Homes USA, Inc. :
9.13%, 6/15/18		570	578,550
9.13%, 5/15/19 (b)		40	40,500
Pulte Homes, Inc., 6.38%, 5/15/33		30	22,800
Ryland Group, Inc., 6.63%, 5/01/20		280	274,400
Standard Pacific Corp.:
10.75%, 9/15/16		495	579,150
8.38%, 5/15/18		235	244,400
8.38%, 5/15/18 (b)		185	192,400
8.38%, 1/15/21 (b)		300	304,125

			3,218,301

IT Services — 1.6%
First Data Corp. (b):
8.25%, 1/15/21		811	780,587
12.63%, 1/15/21		534	540,675
SunGard Data Systems, Inc.:
10.63%, 5/15/15		100	111,125
7.38%, 11/15/18 (b)		180	183,600
7.63%, 11/15/20 (b)		230	237,475

			1,853,462

Independent Power Producers & Energy Traders — 3.5%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		525	563,063
Calpine Corp. (b):
7.50%, 2/15/21		180	182,250
7.88%, 1/15/23		255	258,825
Energy Future Holdings Corp., 10.25%, 1/15/20 (b)		990	1,047,524
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		503	533,484
Infinis Plc, 9.13%, 12/15/14 (b)	GBP	105	178,706
NRG Energy, Inc.:
7.63%, 1/15/18 (b)	USD	1,080	1,093,500
8.50%, 6/15/19		190	198,075

			4,055,427

Industrial Conglomerates — 1.3%
Sequa Corp. (b):
11.75%, 12/01/15		120	130,800
13.50%, 12/01/15 (c)		1,262	1,406,820

			1,537,620

Insurance — 0.2%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		114	119,985
USI Holdings Corp., 4.16%, 11/15/14 (b)(e)		100	93,750

			213,735

Machinery — 1.7%
Navistar International Corp.:
3.00%, 10/15/14 (d)		630	917,437
8.25%, 11/01/21		250	275,625
Oshkosh Corp., 8.25%, 3/01/17		340	373,150

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Machinery (concluded)
Titan International, Inc. (b):
5.63%, 1/15/17 (d)	USD	90	$190,463
7.88%, 10/01/17		175	186,375

			1,943,050

Marine — 0.5%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		600	561,750

Media — 8.8%
AMC Entertainment Holdings, Inc., 9.75%, 12/01/20 (b)		120	129,000
Affinion Group, Inc., 7.88%, 12/15/18 (b)		165	160,256
CCH II LLC, 13.50%, 11/30/16		458	553,628
CCO Holdings LLC:
7.88%, 4/30/18		160	168,400
8.13%, 4/30/20		160	170,400
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(c)		175	190,094
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		375	390,000
Checkout Holding Corp., 11/15/15 (b)(f)		265	168,275
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)		100	106,500
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17 (g)		1,863	2,063,272
DISH DBS Corp., 7.00%, 10/01/13		125	133,750
Gray Television, Inc., 10.50%, 6/29/15		390	400,725
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (e)		60	52,350
9.50%, 5/15/15		70	68,075
Interactive Data Corp., 10.25%, 8/01/18 (b)		345	382,087
Liberty Global, Inc., 4.50%, 11/15/16 (d)		150	252,563
Liberty Media Corp., 3.13%, 3/30/23 (d)		175	200,156
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		270	278,775
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		180	191,700
Nielsen Finance LLC:
11.50%, 5/01/16		95	110,794
29.22%, 8/01/16 (k)		40	42,050
7.75%, 10/15/18 (b)		800	858,000
ProQuest LLC, 9.00%, 10/15/18 (b)		185	193,325
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(h)		196	1,961
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		296	307,100
Regal Entertainment Group, 9.13%, 8/15/18		110	117,288
UPC Germany GmbH (b):
8.13%, 12/01/17		525	567,000
8.13%, 12/01/17	EUR	110	162,655
9.63%, 12/01/19		240	364,742
UPCB Finance II Ltd., 6.38%, 7/01/20		322	440,866

Corporate Bonds	Par (000)		Value

Media (concluded)
Unitymedia GmbH, 9.63%, 12/01/19	EUR	50	$75,988
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17		50	73,934
Univision Communications, Inc., 7.88%, 11/01/20 (b)	USD	175	186,813
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	145	209,942
Ziggo Finance BV, 6.13%, 11/15/17 (b)		305	424,899

			10,197,363

Metals & Mining — 3.6%
Arch Western Finance LLC, 6.75%, 7/01/13	USD	126	127,260
Drummond Co., Inc., 7.38%, 2/15/16		390	404,625
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)		560	578,200
Foundation PA Coal Co., 7.25%, 8/01/14		200	205,500

Goldcorp, Inc., 2.00%, 8/01/14 (d)		215	251,550
New World Resources NV, 7.88%, 5/01/18	EUR	121	177,678
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	160	214,000
Novelis, Inc., 8.75%, 12/15/20 (b)		1,400	1,520,750
RathGibson, Inc., 11.25%, 2/15/14 (a)(h)		255	25
Ryerson, Inc.:
7.66%, 11/01/14 (e)		180	173,700
12.00%, 11/01/15		85	90,100
Steel Dynamics, Inc., 7.38%, 11/01/12		140	148,050
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		260	286,650

			4,178,088

Multiline Retail — 1.1%
Dollar General Corp., 11.88%, 7/15/17 (c)		1,056	1,222,320

Oil, Gas & Consumable Fuels — 8.3%
Arch Coal, Inc., 7.25%, 10/01/20		285	299,962
Berry Petroleum Co.:
8.25%, 11/01/16		175	184,188
6.75%, 11/01/20		90	91,800
Bill Barrett Corp., 9.88%, 7/15/16		20	22,350
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		85	89,250
Chesapeake Energy Corp.:
6.50%, 8/15/17		100	103,750
6.63%, 8/15/20		600	621,000
2.25%, 12/15/38 (d)		350	293,125
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		131	142,790
Concho Resources Inc., 7.00%, 1/15/21		155	161,588

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	5

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	USD	455	$478,887
Consol Energy, Inc., 8.25%, 4/01/20 (b)		770	841,225
Continental Resources, Inc., 7.13%, 4/01/21 (b)		135	142,425
Crosstex Energy LP, 8.88%, 2/15/18		55	59,538
Denbury Resources, Inc.:
7.50%, 12/15/15		110	114,400
9.75%, 3/01/16		265	299,450
8.25%, 2/15/20		254	279,717
Energy Transfer Equity LP, 7.50%, 10/15/20		50	53,438
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17 (b)		165	175,725
Forest Oil Corp., 8.50%, 2/15/14		80	88,600
Hilcorp Energy I LP (b):
8.00%, 2/15/20		225	244,125
7.63%, 4/15/21		290	307,400
Linn Energy LLC (b):
8.63%, 4/15/20		320	350,400
7.75%, 2/01/21		290	303,050
MarkWest Energy Partners LP, 6.75%, 11/01/20		100	102,000
Massey Energy Co., 6.88%, 12/15/13		70	71,400
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		672	732,480
OPTI Canada, Inc. (b):
9.00%, 12/15/12		430	420,325
9.75%, 8/15/13		300	293,250
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)(i)		85	86,700
Peabody Energy Corp.:
7.38%, 11/01/16		180	201,600
6.50%, 9/15/20		60	63,675
Petrohawk Energy Corp.:
10.50%, 8/01/14		190	218,500
7.88%, 6/01/15		165	174,900
7.25%, 8/15/18		70	71,925
7.25%, 8/15/18 (b)		261	268,178
Range Resources Corp.:
6.38%, 3/15/15		160	162,800
6.75%, 8/01/20		100	105,000
SM Energy, 6.63%, 2/15/19 (b)		115	115,000
Swift Energy Co., 7.13%, 6/01/17 USD		290	296,162
Teekay Corp., 8.50%, 1/15/20		240	258,600
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	88	113,557
Whiting Petroleum Corp., 6.50%, 10/01/18	USD	185	190,781

			9,695,016

Paper & Forest Products — 2.4%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		415	409,979
Boise Cascade LLC, 7.13%, 10/15/14		90	88,650
Boise Paper Holdings LLC:
9.00%, 11/01/17		125	138,750

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
Boise Paper Holdings LLC (concluded):
8.00%, 4/01/20	USD	100	$108,250
Catalyst Paper Corp., 7.38%, 3/01/14		100	86,375
Clearwater Paper Corp.:
10.63%, 6/15/16		165	188,306
7.13%, 11/01/18 (b)		120	124,500
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		365	410,625
NewPage Corp., 11.38%, 12/31/14		665	666,662
PH Glatfelter Co., 7.13%, 5/01/16		80	83,300
Verso Paper Holdings LLC:
11.50%, 7/01/14		275	303,188
8.75%, 2/01/19 (b)		90	93,263
Series B, 4.05%, 8/01/14 (e)		60	57,675

			2,759,523

Pharmaceuticals — 0.7%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (e)		200	165,000
Grifols, Inc., 8.25%, 2/01/18 (b)		50	51,813
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	216	221,802
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	USD	140	144,200
7.00%, 10/01/20		180	185,625

			768,440

Professional Services — 0.3%
FTI Consulting, Inc.:
7.75%, 10/01/16		75	78,750
6.75%, 10/01/20 (b)		250	248,750

			327,500

Real Estate Management & Development — 1.0%
Realogy Corp. (b):
11.50%, 4/15/17		600	645,750
7.88%, 2/15/19 (i)		560	560,700

			1,206,450

Road & Rail — 1.6%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		175	192,500
8.25%, 1/15/19 (b)		215	224,137
Florida East Coast Railway Corp., 8.13%, 2/01/17 (b)		120	124,500
The Hertz Corp. (b):
7.50%, 10/15/18		240	253,800
6.75%, 4/15/19 (i)		195	196,219
7.38%, 1/15/21		190	197,600
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (b)	EUR	335	498,799
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)	USD	180	184,950

			1,872,505

Semiconductors & Semiconductor Equipment — 0.3%
Linear Technology Corp., Series A, 3.00%, 5/01/27 (d)		175	189,437

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Semiconductors & Semiconductor Equipment (concluded)
Spansion LLC, 7.88%, 11/15/17 (b)	USD	170	$170,213

			359,650

Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		125	130,313
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(j)		185	183,612
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		110	113,300
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (b)		180	193,500
Toys 'R' US-Delaware, Inc., 7.38%, 9/01/16 (b)		140	148,400

			769,125

Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., 7.38%, 5/15/20		100	106,875

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 3.00%, 11/15/17 (d)		190	179,550

Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%, 11/15/18		100	102,750

Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (b)		165	168,300

Wireless Telecommunication Services — 4.2%
Clearwire Communications LLC (b):
12.00%, 12/01/15		250	272,500
12.00%, 12/01/17		440	475,200
Cricket Communications, Inc.:
10.00%, 7/15/15		315	344,925
7.75%, 5/15/16		400	421,000
Crown Castle International Corp., 7.13%, 11/01/19		150	159,375
Digicel Group Ltd. (b):
8.88%, 1/15/15		100	103,125
9.13%, 1/15/15		170	175,737
8.25%, 9/01/17		585	609,131
10.50%, 4/15/18		200	222,750
FiberTower Corp. (c):
9.00%, 1/01/16		25	22,445
9.00%, 1/01/16 (b)		80	71,828
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		155	158,488
iPCS, Inc., 2.43%, 5/01/13 (e)		610	593,225
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		190	198,550
6.63%, 11/15/20		260	250,900
NII Holdings, Inc., 3.13%, 6/15/12 (d)		90	88,650
Sprint Capital Corp., 6.88%, 11/15/28		595	532,525

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Syniverse Holdings, Inc., 9.13%, 1/15/19 (b) USD		190	$202,350

			4,902,704

Total Corporate Bonds – 82.4%			95,700,801

Floating Rate Loan Interests (e)

Chemicals — 0.3%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51%, 7/30/14		115	112,591
Styron Sarl, Term Loan B, 6.00%, 7/27/17		300	300,000

			412,591

Commercial Services & Supplies — 0.5%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		170	174,675
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50%, 8/24/16		364	366,363

			541,038

Consumer Finance — 0.6%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		750	760,208

Electric Utilities — 0.0%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		47	47,907

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		300	307,500

Health Care Providers & Services — 0.5%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.50%, 3/02/15		209	204,820
Tranche A Term Loan, 8.50%, 2/22/15		99	97,045
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		299	302,231

			604,096

Hotels, Restaurants & Leisure — 0.5%
Travelport LLC (FKA Travelport, Inc.), Term Loan, 8.28%, 3/27/12		616	554,413

Household Durables — 0.3%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		399	403,904

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	7

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

IT Services — 0.4%
First Data Corp:
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14	139	131,411

Floating Rate Loan Interests (e)	Par (000)		Value

IT Services (concluded)
First Data Corp (concluded):
Initial TrancheB-3 Term Loan, 3.01%, 9/24/14	USD	363	$343,692

			475,103

Independent Power Producers & Energy Traders — 0.6%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche:
B-1 Term Loan, 3.76%, 10/10/14		88	72,362
B-3 Term Loan, 3.76%, 10/10/14		847	698,762

			771,124

Media — 1.9%
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.76%, 6/12/14		268	249,702
Intelsat Jackson Holdings Ltd., Term Loan B, 5.25%, 3/07/18		1,325	1,341,231
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		550	584,719

			2,175,652

Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		891	908,335

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.76%, 6/28/11		100	97,428

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		197	191,115
Synthetic Letter of Credit, 0.11%, 10/10/13		23	22,648

			213,763

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		74	70,567

Wireless Telecommunication Services — 0.7%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		750	776,250

Total Floating Rate Loan Interests – 7.8%			9,119,879

Other Interests (l)	Beneficial Interest (000)			Value

Auto Components — 1.9%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—(m	)	$2,193,118
Lear Corp. Escrow	USD	200		6,500
Lear Corp. Escrow		220		7,150

				2,206,768

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		90		1

Household Durables — 0.3%
Stanley Martin, Class B Membership Units (n)		1		379,400

Total Other Interests – 2.2%				2,586,169

Preferred Stocks	Shares

Auto Components — 0.5%
Dana Holding Corp., 4.00% (b)(d)		3,550		541,375

Automobiles — 0.8%
General Motors Co., 4.75% (a)		17,140		930,873

Diversified Financial Services — 0.6%
Citigroup, Inc., 7.50% (d)		4,900		674,338

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)		4,144		114,830

Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(d)		2,200		119,488

Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)(d)		3,015		57,979

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 10.00% (a)(e)		10,000		20,000

Freddie Mac, Series Z, 8.38% (a)		28,405		46,016

				66,016

Total Preferred Stocks – 2.2%				2,504,899

Warrants (o)

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		76		1

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		111		1
HMH Holdings/EduMedia (Expires 3/09/17)		4,865		—

				1

Total Warrants – 0.0%				2

8	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

	Value

Total Long-Term Investments (Cost – $104,221,166) – 95.2%		$110,656,428

Short-Term Securities	Shares

SSgA Prime Money Market, 0.13% (p)	9,542	9,541,539

Total Short-Term Securities (Cost – $9,541,539) – 8.2%		9,541,539

Total Investments (Cost – $113,762,705*) – 103.4%		120,197,967
Liabilities in Excess of Other Assets – (3.4)%		(3,981,107)

Net Assets – 100.0%		$116,216,860

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$113,987,982

Gross unrealized appreciation	$8,455,650
Gross unrealized depreciation	(2,245,665)

Net unrealized appreciation	$6,209,985

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments. (i) When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America	$284,646	$4,496
Barclays Capital	$196,219	$1,219
CitiGroup Global Markets, Inc.	$138,037	$3,037
Credit Suisse International	$358,106	$20,734
Deutsche Bank Securities, Inc.	$120,000	$—
First Albany	$91,032	$(274)
JPMorgan Chase Bank NA	$532,256	$1,725
Prince Ridge	$20,450	$(100)
Sterne, Agee	$68,255	$(225)

(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Amount is less than $1,000.

(n)	The investment is held by a wholly-owned taxable subsidiary of the Portfolio.

(o)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of January 31, 2011 were as follows:

Counter- party	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Deutsche Bank Securities Inc.	0.58%	12/13/10	Open	$1,501,845	$1,500,636
Deutsche Bank Securities Inc.	0.58%	12/21/10	Open	1,836,297	1,835,055
Deutsche Bank Securities Inc.	0.60%	12/23/10	Open	1,213,809	1,213,000

Total				$4,551,951	$4,548,691

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settle- ment Date	Unrealized Appreciation (Depreciation)

GBP	100,000	USD	159,378	Deutsche Bank AG	2/01/11	$805
USD	100,351	CAD	99,500	Citibank NA	4/14/11	1,139
USD	323,700	GBP	207,500	Citibank NA	4/14/11	(8,492)
USD	159,285	GBP	100,000	Deutsche Bank AG	4/14/11	(807)
USD	440,978	EUR	322,000	Royal Bank of Scotland Plc	4/27/11	584
USD	5,367,941	EUR	3,922,500	Citibank NA	4/27/11	3,208

Total						$(3,563)

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	9

Schedule of Investments (concluded)	High Income Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$438,050	$173,362	$133,266	$744,678
Corporate Bonds	—	94,705,411	995,390	95,700,801
Floating Rate Loan Interests	—	5,853,819	3,266,060	9,119,879
Other Interests	—	2,193,118	393,051	2,586,169
Preferred Stocks	1,824,036	680,863	—	2,504,899
Warrants	—	—	2	2
Short-Term Securities	9,541,539	—	—	9,541,539

Total	$11,803,625	$103,606,573	$4,787,769	$120,197,967

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$5,736	—	$5,736
Liabilities:
Foreign currency exchange contracts	—	(9,299)	—	(9,299)

Total	—	$(3,563)	—	$(3,563)

[1]	Derivative financial instruments are foreign currency exchange contracts. They are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments	Total

Assets:
Investments in Securities:
Balance as of April 30, 2010	$186,572	$518,890	$2,056,086	$1,940,529	$1	$(10,335)	$4,691,743
Accrued discounts/premiums	—	43,408	22,619	—	—	—	66,027
Net realized gain (loss)	—	15,363	18,920	124,300	—	—	158,583
Net change in unrealized appreciation/depreciation[2]	(53,306)	(263,270)	(24,379)	682,916	(1)	10,335	352,295
Purchases	—	774,996	2,312,675	—	1	—	3,087,672
Sales	—	(93,902)	(783,061)	(161,556)	—	—	(1,038,519)
Transfers in3	—	212,975	320,269	—	1	—	533,245
Transfers out[3]	—	(213,070)	(657,069)	(2,193,138)	—	—	(3,063,277)

Balance, as of January 31, 2011	$133,266	$995,390	$3,266,060	$393,051	$2	$—	$4,787,769

[2]	The change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $(115,681).

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.3%
Alliant Techsystems, Inc. (a)	10,900	$825,784
Curtiss-Wright Corp.	25,100	870,970
Spirit Aerosystems Holdings, Inc., Class A (a)	300	7,086

		1,703,840

Airlines — 0.3%
Delta Air Lines, Inc. (a)	39,000	455,130

Auto Components — 0.6%
BorgWarner, Inc. (a)	5,600	377,440
TRW Automotive Holdings Corp. (a)	8,300	495,178

		872,618

Automobiles — 0.5%
Thor Industries, Inc.	18,900	702,324

Biotechnology — 0.7%
Cephalon, Inc. (a)	7,900	466,732
Vertex Pharmaceuticals, Inc. (a)	13,100	509,459

		976,191

Capital Markets — 1.2%
Jefferies Group, Inc. New Shares	33,500	837,835
Raymond James Financial, Inc.	21,600	782,352

		1,620,187

Chemicals — 1.9%
Cytec Industries, Inc.	16,600	905,364
FMC Corp.	15,300	1,163,718
Huntsman Corp.	32,200	560,602

		2,629,684

Commercial Banks — 5.0%
Associated Banc-Corp.	67,600	945,048
BancorpSouth, Inc.	36,800	575,552
Bank of Hawaii Corp.	2,800	131,236
City National Corp.	15,500	895,745
Commerce Bancshares, Inc.	17,945	738,078
Cullen/Frost Bankers, Inc.	16,200	936,036
East-West Bancorp, Inc.	15,500	336,505
FirstMerit Corp.	32,600	597,232
Fulton Financial Corp.	66,500	686,280
Synovus Financial Corp.	46,900	123,816
TCF Financial Corp.	9,400	140,436
Valley National Bancorp	52,200	706,266

		6,812,230

Communications Equipment —1.3%
Brocade Communications Systems, Inc. (a)	119,500	673,980
JDS Uniphase Corp. (a)	61,500	1,043,655

		1,717,635

Construction & Engineering —1.4%
Jacobs Engineering Group, Inc. (a)	16,800	863,016
URS Corp. (a)	22,100	982,345

		1,845,361

Consumer Finance — 0.9%
Discover Financial Services, Inc.	58,700	1,208,633

Containers & Packaging — 1.9%
Bemis Co.	17,800	579,390
Owens-Illinois, Inc. (a)	34,700	1,023,303

Common Stocks	Shares	Value

Containers & Packaging (concluded)
Sonoco Products Co.	28,000	$995,400

		2,598,093

Distributors — 0.4%
Genuine Parts Co.	10,400	538,200

Diversified Consumer Services — 0.3%
Regis Corp.	27,300	457,548

Diversified Telecommunication Services — 1.1%
Qwest Communications International, Inc.	217,100	1,547,923

Electric Utilities — 1.8%
DPL, Inc.	25,200	659,736
Hawaiian Electric Industries, Inc.	27,200	677,280
Northeast Utilities, Inc.	34,300	1,129,156

		2,466,172

Electrical Equipment — 0.7%
Ametek, Inc.	23,450	956,291

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc. (a)	34,700	1,311,660
Avnet, Inc. (a)	47,200	1,681,264
Ingram Micro, Inc., Class A (a)	51,100	1,008,714
Molex, Inc.	35,600	930,940

		4,932,578

Energy Equipment & Services — 2.8%
Dresser-Rand Group, Inc. (a)	32,600	1,497,318
Patterson-UTI Energy, Inc.	41,500	968,610
Superior Energy Services, Inc. (a)	36,500	1,281,880

		3,747,808

Food Products — 0.9%
The J.M. Smucker Co.	8,300	515,928
Smithfield Foods, Inc. (a)	32,800	653,048

		1,168,976

Gas Utilities — 1.0%
Energen Corp.	9,700	542,230
UGI Corp.	25,000	783,750

		1,325,980

Health Care Equipment & Supplies — 3.9%
Alere Inc. (a)	10,500	411,285
CareFusion Corp. (a)	78,000	2,006,940
Dentsply International, Inc.	52,100	1,848,508
Kinetic Concepts, Inc. (a)	23,600	1,088,668

		5,355,401

Health Care Providers & Services — 7.7%
Coventry Health Care, Inc. (a)	56,200	1,684,314
Health Net, Inc. (a)	60,100	1,714,653
LifePoint Hospitals, Inc. (a)	19,600	689,920
Omnicare, Inc.	98,300	2,547,936
Owens & Minor, Inc.	47,600	1,405,628

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (a)	374,100	$2,487,765

		10,530,216

Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants, Inc.	14,900	701,939
Wyndham Worldwide Corp.	29,400	827,022

		1,528,961

Household Durables — 2.1%
Jarden Corp.	23,100	783,090
Lennar Corp., Class A	45,500	880,880
MDC Holdings, Inc.	20,100	621,291
Newell Rubbermaid, Inc.	28,300	544,775

		2,830,036

Household Products — 1.8%
Church & Dwight Co., Inc.	9,500	653,695
Clorox Co.	10,600	666,634
Energizer Holdings, Inc. (a)	14,900	1,083,826

		2,404,155

IT Services — 1.6%
Acxiom Corp. (a)	43,200	744,336
Amdocs Ltd. (a)	26,300	766,382
Convergys Corp. (a)	46,500	662,160

		2,172,878

Industrial Conglomerates — 0.5%
Textron, Inc.	24,800	651,992

Insurance — 6.8%
American Financial Group, Inc.	27,800	904,334
Arthur J. Gallagher & Co.	36,300	1,077,384
Brown & Brown, Inc.	33,900	839,364
Everest Re Group Ltd.	9,700	817,516
First American Financial Corp.	23,200	359,832
HCC Insurance Holdings, Inc.	28,800	872,064
The Hanover Insurance Group, Inc.	13,200	624,360
Mercury General Corp.	6,500	275,925
PartnerRe Ltd.	4,600	376,648
ProAssurance Corp. (a)	9,600	563,232
Protective Life Corp.	24,000	661,680
Reinsurance Group of America, Inc.	17,700	1,018,812
W.R. Berkley Corp.	29,700	839,025

		9,230,176

Internet Software & Services — 0.8%
IAC/InterActiveCorp. (a)	40,500	1,145,745

Leisure Equipment & Products — 0.7%
Mattel, Inc.	39,600	937,728

Life Sciences Tools & Services — 1.5%
Affymetrix, Inc. (a)	50,600	245,410
Pharmaceutical Product Development, Inc.	62,400	1,818,336

		2,063,746

Common Stocks	Shares	Value

Machinery — 8.0%
AGCO Corp. (a)	20,900	$1,059,630
Dover Corp.	24,100	1,544,810
Harsco Corp.	28,500	919,695
IDEX Corp.	22,300	884,418
Joy Global, Inc.	8,000	697,440
Kennametal, Inc.	20,200	820,120
Parker Hannifin Corp.	15,900	1,421,619
SPX Corp.	14,300	1,120,834
Terex Corp. (a)	30,400	985,872
Timken Co.	30,500	1,434,110

		10,888,548

Media — 0.9%
Harte-Hanks, Inc.	93,900	1,170,933

Metals & Mining — 1.7%
Carpenter Technology Corp.	19,000	781,850
Cliffs Natural Resources, Inc.	17,800	1,521,188

		2,303,038

Multi-Utilities — 4.5%
Alliant Energy Corp.	32,100	1,192,836
MDU Resources Group, Inc.	36,000	764,280
NSTAR	18,000	780,840
OGE Energy Corp.	34,400	1,578,616
Vectren Corp.	36,900	977,481
Wisconsin Energy Corp.	14,300	862,147

		6,156,200

Multiline Retail — 0.4%
JCPenney Co., Inc.	18,600	596,502

Oil, Gas & Consumable Fuels — 6.6%
Arch Coal, Inc.	40,700	1,393,975
Bill Barrett Corp. (a)	11,800	483,564
Cabot Oil & Gas Corp., Class A	13,000	541,190
Frontier Oil Corp. (a)	55,600	1,156,480
Oasis Petroleum, Inc. (a)	39,500	1,262,815
PetroHawk Energy Corp. (a)	42,400	850,120
SM Energy Co.	26,100	1,622,376
Whiting Petroleum Corp. (a)	13,700	1,730,036

		9,040,556

Paper & Forest Products — 0.6%
MeadWestvaco Corp.	28,200	807,366

Personal Products — 0.3%
Alberto-Culver Co.	12,500	465,625

Real Estate Investment Trusts (REITs) — 6.7%
AMB Property Corp.	39,000	1,308,450
American Campus Communities, Inc.	26,000	840,840
BioMed Realty Trust, Inc.	53,100	947,835
Camden Property Trust	9,000	498,870
CommonWealth REIT	39,000	1,040,130
Corporate Office Properties Trust	12,600	460,530
Essex Property Trust, Inc.	6,300	730,800
Federal Realty Investment Trust	9,200	739,956
Highwoods Properties, Inc.	9,400	308,038
Kilroy Realty Corp.	27,300	1,041,222
The Macerich Co.	13,007	632,921

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
ProLogis	35,700	$532,644

		9,082,236

Road & Rail — 0.3%
Con-way, Inc.	12,700	432,054

Semiconductors & Semiconductor Equipment — 1.5%
Intersil Corp., Class A	28,900	436,968
Microchip Technology, Inc.	18,000	656,460
RF Micro Devices, Inc. (a)	137,900	926,688

		2,020,116

Software — 3.4%
CA, Inc.	44,100	1,049,580
Electronic Arts, Inc. (a)	48,300	752,997
Novell, Inc. (a)	33,800	203,476
Nuance Communications, Inc. (a)	51,400	1,044,962
Synopsys, Inc. (a)	30,800	835,604
TIBCO Software, Inc. (a)	33,700	740,726

		4,627,345

Specialty Retail — 1.8%
Foot Locker, Inc.	36,100	644,746
Guess?, Inc.	11,100	474,858
Limited Brands, Inc.	31,900	932,756
RadioShack Corp.	22,700	343,905

		2,396,265

Textiles, Apparel & Luxury Goods — 0.6%
Phillips-Van Heusen Corp.	15,000	875,550

Thrifts & Mortgage Finance — 2.4%
First Niagara Financial Group, Inc.	48,300	670,404
New York Community Bancorp, Inc. (b)	95,200	1,744,064
Washington Federal, Inc.	46,000	795,340

		3,209,808

Water Utilities — 0.9%
Aqua America, Inc. (b)	54,000	1,248,480

Total Long-Term Investments (Cost – $99,940,112) – 98.7%		134,455,058

Short-Term Securities	Beneficial Interest (000)

Money Market Fund – 1.6%
BlackRock Liquidity Series, LLC Money Market Series, 0.42% (c)(d)(e)	$2,150	2,150,000

Short-Term Securities	Par (000)	Value

Time Deposits – 0.8%
Brown Brothers Harriman & Co., 0.14% 2/01/11 (d)	$1,197	$1,196,508

Total Short-Term Securities (Cost – $3,346,508) – 2.4%		3,346,508

Total Investments (Cost – $103,286,620*) – 101.1%		137,801,566
Liabilities in Excess of Other Assets – (1.1)%		(1,519,336)

Net Assets – 100.0%		$136,282,230

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$104,581,946

Gross unrealized appreciation	$33,742,306
Gross unrealized depreciation	(522,686)

Net unrealized appreciation	$33,219,620

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2010	Net Activity	Beneficial Interest Held at January 31, 2011	Income

BlackRock Liquidity Series, LLC Money Market Series	$2,049,458	$100,542	$2,150,000	$2,527

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	3

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$134,455,058	—	—	$134,455,058
Short-Term Securities:
Time Deposits	—	$1,196,508	—	1,196,508
Money Market Fund	—	2,150,000	—	2,150,000

Total	$134,455,058	$3,346,508	—	$137,801,566

[1]	See above Schedule of Investments for values in each industry.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Ally Auto Receivables Trust, Series 2010-5, Class A2, 1.00%, 3/15/13	$595	$595,917
AmeriCredit Automobile Receivables Trust, Class A2:
Series 2010-2, 1.22%, 10/08/13	395	396,080
Series 2010-4, 0.96%, 5/08/14	365	365,280
Series 2010-B, 1.18%, 2/06/14	380	379,456
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A2, 0.49%, 11/28/36 (a)	452	416,547
Capital Auto Receivables Asset Trust, Series 2007-4, Class A4A, 5.30%, 5/15/14	1,840	1,884,957
Citibank Omni Master Trust (b):
Series 2009-A8, Class A8, 2.36%, 5/16/16 (a)	2,600	2,640,407
Series 2009-A13, Class A13, 5.35%, 8/15/18	375	411,082
Series 2009-A14, Class A14, 3.01%, 8/15/18 (a)	310	329,475
Series 2009-A17, Class A17, 4.90%, 11/15/18	855	919,014
Countrywide Asset-Backed Certificates (a):
Series 2004-6, Class 2A4, 0.71%, 11/25/34	115	103,048
Series 2006-13, Class 3AV2, 0.41%, 1/25/37	215	151,287
Series 2006-22, Class 2A2, 0.37%, 5/25/47	1,720	1,654,741
Ford Credit Auto Lease Trust, Series 2010-A, Class A2, 1.04%, 3/15/13 (b)	1,319	1,319,952
Ford Credit Floorplan Master Owner Trust, Series 2006-4 (a):
Class A, 0.51%, 6/15/13	1,300	1,296,911
Class B, 0.81%, 6/15/13	1,500	1,485,758
GSAA Trust (a):
Series 2006-5, Class 2A2, 0.43%, 3/25/36	223	115,745
Series 2006-14, Class A2, 0.42%, 9/25/36	398	221,619
Series 2006-15, Class AF2, 5.68%, 9/25/36	2,456	1,575,877
Series 2006-16, Class A2, 0.42%, 10/25/36	405	219,687
Series 2007-6, Class 1A2, 0.47%, 5/25/37	300	196,687
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.49%, 6/25/36 (a)	1,500	609,564
Morgan Stanley Structured Trust, Series 2007-1, Class A1, 0.34%, 6/25/37 (a)	501	412,349
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.94%, 11/25/24 (a)	500	519,057

Asset-Backed Securities	Par (000)	Value

Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1, 0.38%, 5/25/37 (a)	$304	$295,539
SLM Student Loan Trust (a):
Series 2008-5, Class A3, 1.60%, 1/25/18	475	488,185
Series 2008-5, Class A4, 2.00%, 7/25/23	2,035	2,129,147
Series 2009-B, Class A1, 6.26%, 7/15/42 (b)	319	308,133
Series 2010-1, Class A, 0.65%, 3/25/25	699	698,873
Series 2010-C, Class A1, 1.91%, 12/15/17 (b)	802	801,868
Santander Consumer Acquired Receivables Trust, Series 2011- WO, Class A2, 0.91%, 11/15/13 (b)	1,900	1,899,810
Santander Drive Auto Receivables Trust, Class A2:
Series 2010-1, 1.36%, 3/15/13	306	306,913
Series 2010-2, 0.95%, 8/15/13	430	430,455
Series 2010-A, 1.37%, 8/15/13 (b)	3,863	3,876,759
Series 2010-B, 0.01%, 7/15/13 (b)	1,285	1,285,453
World Omni Auto Receivables Trust, Series 2007-BA, Class B, 5.98%, 4/15/15 (b)	775	802,268

Total Asset-Backed Securities – 25.3%		31,543,900

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 19.9%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.86%, 3/25/37 (a)	519	482,426
BCAP LLC Trust, Series 2009- RR13, Class 21A1, 5.60%, 1/26/37 (a)(b)	1,154	1,176,631
Banc of America Mortgage Securities, Inc. (a):
Series 2003-3, Class 2A1, 0.81%, 5/25/18	86	82,650
Series 2005-G, Class 2A4, 3.08%, 8/25/35	560	449,781
Series 2005-I, Class 2A5, 3.23%, 10/25/35	945	778,716
Citigroup Mortgage Loan Trust, Inc., Series 2009-11, Class 6A1, 1.61%, 10/25/35 (a)(b)	289	266,286

Portfolio Abbreviation

LIBOR	London InterBank Offered Rate

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	1

Schedule of Investments (continued)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	$364	$370,032
Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	371	385,913
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	167	157,006
Series 2005-23CB, Class A15, 5.50%, 7/25/35	1,043	958,832
Series 2005-34CB, Class 1A6, 5.50%, 9/25/35	220	223,448
Series 2005-86, Class A8, 5.50%, 2/25/36	653	605,555
Series 2006-19Cb, Class A15, 6.00%, 8/25/36	699	638,204
Series 2006-41CB, Class 1A3, 6.00%, 1/25/37	349	293,103
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37	3,200	2,566,954
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	647	536,342
Series 2008-2R, Class 2A1, 6.00%, 8/25/37	489	395,822
Series 2008-2R, Class 3A1, 6.00%, 8/25/37	687	612,014
Series 2008-2R, Class 4A1, 6.25%, 8/25/37	1,199	998,256
Countrywide Home Loan Mortgage Pass- Through Trust (a):
Series 2006-0A5, Class 2A1, 0.46%, 4/25/46	454	287,392
Series 2006-0A5, Class 3A1, 0.46%, 4/25/46	270	182,325
Series 2007-HY5, Class 3A1, 5.98%, 9/25/37	808	675,306
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	637	600,028
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1, 0.75%, 2/25/35 (a)	740	562,933
GSR Mortgage Loan Trust, Series 2007-4F, Class 1A1, 5.00%, 7/25/37	2,043	1,850,116
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 5.77%, 3/25/37 (a)	453	364,539
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 7/25/36	259	249,593
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.72%, 1/26/37 (a)(b)	607	585,976
Residential Accredit Loans, Inc.:
Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	382	271,247
Series 2006-QS16, Class A7, 6.00%, 11/25/36	316	210,156

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.58%, 10/25/35 (a)	$312	$218,983
Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 4/25/35	2,553	2,483,865
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.38%, 10/25/46 (a)	553	550,203
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 6/25/37	2,987	2,589,916
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36	565	572,469
Series 2007-8, Class 2A2, 6.00%, 7/25/37	265	248,664
Series 2007-10, Class 1A21, 6.00%, 7/25/37	346	345,208

		24,826,890

Commercial Mortgage-Backed Securities — 0.4%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB2, Class 3A1, 5.40%, 4/20/36 (a)	618	497,818

Interest Only Collateralized Mortgage Obligations — 0.2%
Banc of America Alternative Loan Trust, Series 2005-3, Class 1CB2, 4.56%, 4/25/35 (a)	1,891	208,612
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A4, 4.53%, 5/25/35 (a)	719	65,219

		273,831

Total Non-Agency Mortgage-Backed Securities – 20.5%		25,598,539

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 3.2%
Fannie Mae Mortgage-Backed Securities:
Series 2002-70, Class QG, 5.50%, 6/25/31	1,163	1,187,666
Series 2003-9, Class EA, 4.50%, 10/25/17	736	769,656
Freddie Mac Mortgage-Backed Securities:
Series 2411, Class FJ, 0.61%, 12/15/29 (a)	21	21,286
Series 2977, Class AM, 4.50%, 5/15/22	332	339,447

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 3033, Class HE, 4.50%, 9/15/18	$776	$796,073
Series 3222, Class FN, 0.66%, 9/15/36 (a)	915	910,678

		4,024,806

Interest Only Collateralized Mortgage Obligations — 0.8%
Ginnie Mae Mortgage-Backed Securities (a):
Series 2007-5, Class SA, 7.12%, 2/20/37	1,877	280,837
Series 2007-8, Class SD, 5.96%, 3/20/37	584	62,509
Series 2007-35, Class KY, 6.19%, 6/16/37	2,185	274,395
Series 2007-40, Class SG, 6.44%, 7/20/37	1,387	183,856
Series 2007-45, Class QB, 6.15%, 7/20/37	1,231	174,068

		975,665

Mortgage-Backed Securities — 177.3%
Fannie Mae Mortgage-Backed Securities (c):
3.50%, 2/15/26 - 2/01/41	5,500	5,332,031
4.00%, 7/01/12 - 3/15/41	18,800	19,011,313
4.50%, 2/15/26 - 2/15/41	40,477	41,493,401
5.00%, 1/01/23 - 2/15/41	18,123	19,097,330
5.50%, 1/01/33 - 2/15/41	26,802	28,703,727
6.00%, 12/01/32 - 6/01/39 (d)(e)	24,295	26,458,545
Freddie Mac Mortgage-Backed Securities (c):
4.50%, 7/01/39 – 2/15/41	25,423	25,978,823
5.00%, 9/01/33 – 3/15/41	8,381	8,810,106
5.50%, 2/15/41	10,700	11,403,022
6.00%, 2/15/41	8,400	9,116,621
7.00%, 2/01/41	4,900	4,848,702
Ginnie Mae Mortgage-Backed Securities ©:
3.50%, 2/01/41	800	768,625
4.00%, 2/01/41	800	801,750
4.50%, 5/15/40 – 2/15/41	6,868	7,105,558
5.00%, 2/15/41	5,300	5,624,625
5.50%, 2/15/41	3,700	3,997,735
6.00%, 2/15/41	1,900	2,088,516
6.50%, 2/15/41	400	449,250

		221,089,680

Total U.S. Government Sponsored Agency Securities – 181.3%		226,090,151

U.S. Treasury Obligations

U.S. Treasury Bonds, 4.25%, 11/15/40	200	189,594

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes, 2.63%, 11/15/20	$1,400	$1,312,500

Total U.S. Treasury Obligations – 1.2%		1,502,094

Total Long-Term Investments (Cost – $282,284,678) – 228.3%		284,734,684

Short-Term Securities	Beneficial Interest (000)

SsgA Prime Money Market, 0.15% (f)	6,131	6,131,275

Total Short-Term Securities (Cost – $6,131,275) – 4.9%		6,131,275

Options Purchased	Contracts

Exchange-Traded Put Options – 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.25, Expires 9/16/11	25	14,844

Over-the-Counter Call Swaptions — 0.1%	Notional Amount (000)
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	6,200	52,098
Receive a fixed rate of 3.63% and pay a floating rate based on 3- month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	1,100	26,589
Receive a fixed rate of 4.85% and pay a floating rate based on 3- month LIBOR, Expires 11/23/20, Broker UBS AG	800	41,555

		120,242

Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 1.76% and receive a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	6,200	42,733
Pay a fixed rate of 3.63% and receive a floating rate based on 3- month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	1,100	52,596

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	3

U.S. Mortgage Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (ooo)	Value

Pay a fixed rate of 4.85% and receive a floating rate based on 3- month LIBOR, Expires 11/23/20, Broker UBS AG	$800	$61,584

		156,913

Total Options Purchased (Cost – $298,179) – 0.2%		291,999

Total Investments Before TBA Sale Commitments and Options Written (Cost – $288,714,132*) – 233.4%		291,157,958

TBA Sale Commitments	Par (000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 2/15/26 – 2/01/41	5,300	(5,183,249)
4.00%, 7/01/12 - 3/15/41	10,700	(10,720,017)
4.50%, 2/15/26 – 2/15/41	14,300	(14,716,411)
5.50%, 1/01/33 – 2/15/41	26,400	(28,083,212)
6.00%, 12/01/32 - 6/01/39	14,200	(15,432,473)
Freddie Mac Mortgage-Backed Securities:
3.50%, 2/15/26 - 2/01/41	7,000	(7,149,842)
4.50%, 7/01/39 - 2/15/41	7,000	(7,123,592)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 2/01/41	800	(801,750)

Total TBA Sale Commitments (Proceeds – $88,946,840) – (71.5)%		(89,210,546)

Options Written	Contracts

Exchange-Traded Put Options – (0.0)%
10-Year U.S. Treasury Bond, Strike Price USD 123.00, Expires 2/18/11	18	(43,031)

Options Written	Notional Amount (000)

Over-the-Counter Call Swaptions — (0.2)%
Pay a fixed rate of 3.77% and receive a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG	$1,200	(33,718)
Pay a fixed rate of 3.85% and receive a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker UBS AG	1,300	(43,276)
Pay a fixed rate of 3.83% and receive a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	800	(25,653)

Options Written	Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.025% and receive a floating rate based on 3- month LIBOR, Expires December 2012, Broker Deutsche Bank AG	$3,400	$(124,126)

		(226,773)

Over-the-Counter Put Swaptions — (0.4)%
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG	1,300	(20,629)
Receive a fixed rate of 1.80% and pay a floating rate based on 3- month LIBOR, Expires 3/02/11, Broker Royal Bank of Scotland Plc	4,900	(109,303)
Receive a fixed rate of 3.77% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG	1,200	(92,754)
Receive a fixed rate of 3.83% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	800	(32,147)
Receive a fixed rate of 3.85% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker UBS AG	1,300	(50,757)
Receive a fixed rate of 4.025% and pay a floating rate based on 3- month LIBOR, Expires December 2012, Broker Deutsche Bank AG	3,400	(224,294)

		(529,884)

Total Options Written (Premiums Received – $673,779) – (0.6)%		(799,688)

Total Investments, Net of TBA Sale Commitments and Options Written – 161.3%		201,147,724
Liabilities in Excess of Other Assets –(61.3)%		(76,429,757)

Net Assets – 100.0%		$124,717,967

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$288,793,008

Gross unrealized appreciation	$3,981,442
Gross unrealized depreciation	(1,616,492)

Net unrealized appreciation	$2,364,950

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$(3,750)	$1,656
Bank of America NA	$762,625	$2,500
Citigroup Global Markets, Inc.	$20,307,332	$130,676
Credit Suisse Securities (USA) LLC	$8,492,702	$(89,438)
Deutsche Bank Securities, Inc.	$10,274,157	$14,594
Goldman Sachs & Co.	$2,437,761	$15,761
JPMorgan Securities, Inc.	$11,062,804	$37,460
Morgan Stanley Capital Services, Inc.	$7,019,287	$16,619
Nomura Securities International, Inc.	$7,739,964	$(13,583)
UBS Securities	$4,399,752	$939

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity		Shares Held at January 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	*	—	$6

*	Represents net shares purchased/sold.

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	5

Schedule of Investments (continued)	U.S. Mortgage Portfolio

•	Financial futures contracts purchased as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

22	5-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$2,598,627	$6,482
3	30-Year U.S. Treasury Ultra Bond	Chicago Board of Trade	March 2011	$387,843	(18,374)
14	Euro-Dollar Future	Chicago Board of Trade	December 2011	$3,472,414	4,486
1	Euro-Dollar Future	Chicago Board of Trade	March 2012	$247,203	635
1	Euro-Dollar Future	Chicago Board of Trade	September 2012	$245,803	647
1	Euro-Dollar Future	Chicago Board of Trade	December 2012	$245,115	647
1	Euro-Dollar Future	Chicago Board of Trade	March 2013	$244,490	610
1	Euro-Dollar Future	Chicago Board of Trade	June 2013	$243,815	610
5	Euro-Dollar Future	Chicago Board of Trade	September 2013	$1,217,239	1,574
4	Euro-Dollar Future	Chicago Board of Trade	December 2013	$970,773	1,527

Total					$(1,156)

•	Financial futures contracts sold as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

124	2-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$27,137,591	$(41,659)
82	10-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$9,879,719	(25,624)
1	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$120,576	(49)
7	Euro-Dollar Future	Chicago Board of Trade	March 2011	$1,742,306	(1,657)
7	Euro-Dollar Future	Chicago Board of Trade	June 2011	$1,740,868	(1,694)
3	Euro-Dollar Future	Chicago Board of Trade	September 2011	$745,817	(283)

Total					$(70,966)

•	Interest rate swaps outstanding as of January 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.82% (b)	3-month LIBOR	Citibank NA	January 2013	$3,800	$(2,831)
2.34% (b)	3-month LIBOR	JPMorgan Chase Bank NA	January 2014	$2,200	(70,370)
1.36% (b)	3-month LIBOR	Royal Bank of Scotland Plc	November 2015	$1,400	47,211
2.35% (b)	3-month LIBOR	Deutsche Bank AG	December 2015	$1,400	(13,382)
2.10% (b)	3-month LIBOR	Deutsche Bank AG	January 2016	$2,300	8,408
3.43% (a)	3-month LIBOR	Citibank NA	January 2021	$1,000	(2,638)
3.46% (a)	3-month LIBOR	Deutsche Bank AG	January 2021	$900	(1,245)
3.44% (b)	3-month LIBOR	Credit Suisse International	February 2021	$600	1,757
3.44% (b)	3-month LIBOR	UBS AG	February 2021	$600	1,757
3.46% (b)	3-month LIBOR	Deutsche Bank AG	February 2021	$600	1,035
3.38% (b)	3-month LIBOR	Goldman Sachs International	October 2040	$1,800	286,625
3.67% (b)	3-month LIBOR	Citibank NA	November 2040	$700	76,767
3.88% (a)	3-month LIBOR	Citibank NA	December 2040	$100	(7,365)
3.87% (a)	3-month LIBOR	Deutsche Bank AG	December 2040	$1,100	(82,251)
4.18% (a)	3-month LIBOR	Citibank NA	December 2040	$800	(17,203)
4.30% (b)	3-month LIBOR	Deutsche Bank AG	January 2041	$200	122

Total					$226,397

(a)	Pays floating interest rate and receives fixed rate.
(b)	Pays fixed interest rate and receives floating rate.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Schedule of Investments (continued)	U.S. Mortgage Portfolio

•	Credit default swaps on traded indexes — buy protection outstanding as of January 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

ABX Home Equity 06-2 AAA Index	0.11%	Credit Suisse International	May 2046	$4,851	$(2,078)

•	Total return swaps outstanding as of January 31, 2011 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

—	6.50%	Citibank NA	January 2038	$1,326	$24,613	(c)
—	6.50%	Morgan Stanley International	January 2038	$1,675	(14,721	)(c)
4.00%	—	Deutsche Bank AG	January 2040	$1,635	513	(d)
—	4.50%	Deutsche Bank AG	January 2040	$1,515	(580	)(c)
4.00%	—	JPMorgan Chase Bank NA	January 2040	$1,635	3	(d)
—	4.50%	JPMorgan Chase Bank NA	January 2040	$1,515	(816	)(c)

Total					$9,012

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

(d)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Reverse repurchase agreements outstanding as of January 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA) LLC	0.30%	1/18/11	2/10/11	$2,266,264	$2,266,000
BNP Paribas	0.24%	1/13/11	2/10/11	2,836,347	2,836,000

Total				$5,102,611	$5,102,000

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

MANAGED ACCOUNT SERIES	JANUARY 31, 2011	7

Schedule of Investments (concluded)	U.S. Mortgage Portfolio

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$29,644,090	$1,899,810	$31,543,900
Non-Agency Mortgage- Backed Securities	—	23,569,646	2,028,893	25,598,539
U.S. Government Sponsored Agency Securities	—	226,090,151	—	226,090,151
U.S. Treasury Obligations	—	1,502,094	—	1,502,094
Short-Term Securities	$6,131,275	—	—	6,131,275
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(89,210,546)	—	(89,210,546)

Total	$6,131,275	$191,595,435	$3,928,703	$201,655,413

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate Contracts	$32,062	$725,966	—	$758,028
Liabilities:
Interest rate Contracts	(132,371)	(970,059)	—	(1,102,430)
Credit Contracts	—	(2,078)	—	(2,078)

Total	$(100,309)	$(246,171)	—	$(346,480)

1

Derivative financial instruments are swaps, financial futures contracts, and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage Backed Securities	Total

Assets:
Balance as of April 30, 2010	$813,417	$2,957,736	$3,771,153
Accrued discounts/premium	(5,827)	9,035	3,208
Realized gain	—	211,796	211,796
Change in unrealized appreciation/depreciation[2]	(5,396)	(411,994)	(417,390)
Purchases	1,899,883	728,000	2,627,883
Sales	—	(1,731,966)	(1,731,966)
Transfers in3	—	266,286	266,286
Transfers out[3]	(802,267)	—	(802,267)

Balance, as of January 31, 2011	$1,899,810	$2,028,893	$3,928,703

[2]	The change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $(411,994).
[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

8	MANAGED ACCOUNT SERIES	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 25, 2011